Commitments and contingencies - Product Warranty Rollforward (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance			$ 60	$ 18	$ 18	$ 5
Increase for warranties issued			12	10	16	16
Increase for pre-existing warranties	$ 4	$ 40	23	52	58	0
Additions from business acquisitions					0	12
Decrease for payments			(26)	(22)	(32)	(15)
Ending balance	$ 69	$ 58	$ 69	$ 58	$ 60	$ 18